Document and Entity Information	Feb. 06, 2020
Document Information [Line Items]
Entity Central Index Key	0000826675
Document Type	8-K
Document Period End Date	Feb. 06, 2020
Entity Registrant Name	DYNEX CAPITAL, INC.
Entity Incorporation, State or Country Code	VA
Entity File Number	1-9819
Entity Tax Identification Number	52-1549373
Entity Address, Address Line One	4991 Lake Brook Drive,
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Glen Allen,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060-9245
City Area Code	(804)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Local Phone Number	217-5800
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	DX
Security Exchange Name	NYSE
Series A Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	8.50% Series A Cumulative Redeemable Preferred Stock,par value $0.01 per share
Trading Symbol	DXPRA
Security Exchange Name	NYSE
Series B Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	7.625% Series B Cumulative Redeemable Preferred Stock,par value $0.01 per share
Trading Symbol	DXPRB
Security Exchange Name	NYSE